Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2017
Registrant Name	LORD ABBETT INVESTMENT TRUST
Entity Central Index Key	0000911507
Amendment Flag	false
Document Creation Date	Mar. 28, 2018
Document Effective Date	Apr. 01, 2018
Prospectus Date	Apr. 01, 2018